Lease	12 Months Ended
Dec. 31, 2023
Lease [Abstract]
Lease
18.	Lease

The Company has leased office premises and buildings under non-cancellable operating lease agreements. These leases have different terms and renewal rights.

The following table presents balances reported in the consolidated balance sheets related to the Company’s leases:

(In thousands)	December 31, 2022	December 31, 2023
Right-of-use assets, net	206	2,321
Current operating lease liabilities	184	1,082
Non-current operating lease liabilities	—	1,286

The following table presents operating lease cost reported in the consolidated statements of comprehensive (loss)/income related to the Company’s leases:

(In thousands)	December 31, 2022	December 31, 2023
Operating lease cost	238	973
Short-term lease cost	1,191	931
Total	1,429	1,904

For the years ended December 31, 2022 and 2023, the Company incurred rental expenses under operating leases US$1,429 thousand and US$1,904 thousand.

The following table reconciles the undiscounted cash flows of the Company’s leases as of December 31, 2023 to the present value of its operating lease payments:

For the year ending December 31	(In thousands)
2024	1,147
2025	965
2026	297
2027	64
Total undiscounted operating lease payments	2,473
Less: imputed interest	(105)
Present value of operating lease liabilities	2,368

The following summarizes other supplemental information about the Company's lease as of December 31, 2023.

As of December 31, 2023
Weighted average discount rate	4.76%
Weighted average remaining lease term	2.3 years